SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Payables and Accruals [Abstract]
Accrued staff salaries	$ 133,799	$ 3,692
Accrued administrative expenses	191,603	1,666
Accrued offering costs	762,821
Other payables	7,793	7,685
Total	$ 1,096,016	$ 13,043